Acquired Software Costs	12 Months Ended
Dec. 31, 2017
Notes
Acquired Software Costs

5.        ACQUIRED SOFTWARE COSTS

During the period from July 7, 2017 (date of inception) through December 31, 2017, we acquired, through the issuance of 14,250,000 shares of our common stock, software from Funding Wonder, Inc., our affiliate, and certain unaffiliated third-parties in connection with the development of our web hosted financial platform. The value of the software acquired from Funding Wonder, Inc. was based on the historical cost of the software, which was recorded as $817,469 on the acquisition date of August 11, 2017. Additionally, we also recorded a license fee of $40,000 in connection with this transaction which is included in total acquired software cost of $857,469. Subsequent to August 11, 2017, we recorded an additional $58,883 in costs for services provided by unaffiliated third-parties in the continued development of our web-hosted financial platform. As of December 31, 2017, we recorded $916,352 in total acquired software costs.

As of December 31, 2017, our web hosted financial platform had not been placed in service, accordingly no amortization of the acquired software was recorded for the period from July 7, 2017 (date of inception) through December 31, 2017, and there was no related accumulated amortization as of December 31, 2017.